Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Incentive Compensation
In general, the Company uses equity awards to align executives’ interests with shareholders’ interests, to focus executives on delivering long-term value to shareholders and to retain executives. Restricted stock units (“RSUs”) are generally settled in common stock upon vesting (but may be cash settled to the extent that such is determined appropriate in the Compensation Committee’s discretion) and are subject to time-based vesting requirements. Performance stock units (“PSUs”) are also generally settled in common stock upon vesting (but may be cash settled to the extent that such is determined appropriate in the Compensation Committee’s discretion) and are subject to both time-based and performance-based vesting requirements. Dividend equivalents are accrued on both RSUs and PSUs and are paid out in cash at the time, and to the extent, that the underlying award vests and shares are delivered to the executive in settlement of the award.
In 2024, each of the Named Executive Officers received an annual equity grant comprised 50% of RSUs and 50% of PSUs. Mr. Donaghy received $875,000 in RSUs and $875,000 in PSUs; Mr. Downes received $500,000 in RSUs and $500,000 in PSUs, Mr. Wilcox received $150,000 in RSUs and $150,000 in PSUs and Ms. Campos received $75,000 in RSUs and $75,000 in PSUs. The RSUs vest ratably over a three-year period. The PSUs will vest following the conclusion of a three-year performance period that runs through the end of fiscal 2026, but only to the extent that the performance criteria in the table below are met, with no vesting for performance below threshold. The Compensation Committee believes that adjusted book value per share growth is a metric that effectively measures
long-term performance, as it reflects both underlying profitability and balance sheet strength.

2024 PSU Equity Vesting Criteria
Criteria	Threshold	Target	Max
3-year adjusted* book value per share growth	5%	10% - 25%	50%

*	Excludes cumulative dividends declared for target level achievement and below and accumulated other comprehensive income.
In establishing the book value per share growth performance targets for the 2024 PSUs, the Compensation Committee approved a performance range of results that would result in a “target” payout, requiring significant stretch performance in order to achieve above-target results on the awards.

2024 Three-Year PSU Payout Opportunity
NEO	Threshold (as a % of Target)	Target	Max (as a % of Target)
Stephen J. Donaghy	50%	100%	200%
Sean P. Downes	50%	100%	200%
Frank C. Wilcox	75%	100%	125%
Kimberly D. Campos	75%	100%	125%

Award Timing Predetermined	true